OTHER LONG-TERM LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Long Term Liabilties [Abstract]
Disclosure of other long-term liabilities, net of current maturities
	December 31,
	2025	2024
	US Dollars in thousands
Contingent consideration, see note 6 (*)	3,231	14,290
Deferred consideration, see note 6 (*)	2,488	1,844
Other	3,610	5,079
	9,329	21,213
(*) With regards to liability for deferred and contingent payments as of December 31, 2025, the company recognized a deferred and contingent liabilities as part of the acquisitions of Retail Pro International LLC, VMtecnologia LTDA and Uppay Serviços De Tecnologia Da Informação S.A, see note 6.